Derivative Financial Instruments and Hedge Accounting_Average Of Hedge Ratio For Each Type Of Hedge Accounting(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	11,389,923	7,545,289
Average interest rate	0.0097	0.0291
Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,157.28	1,146.84
Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,353.36	1,327.68
Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	835.43	803.71
Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,546.54
Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	6,389,915	6,214,235
Average interest rate	0.0136	0.0259
Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,152.37	1,132.99
Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,312.93	1,306.91
Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	837	837
Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	858.33	823.54
Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	243,957	275,569
Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,111.45	1,151.49
Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,465.26	1,465.26
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	5,266,994	2,649,272
Average interest rate	0.0076	0.0229
1 year | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,160.33	1,149.9
1 year | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,353.28	1,319.66
1 year | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	835.43	803.71
1 year | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,546.54
1 year | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	2,568,922	2,450,918
Average interest rate	0.0083	0.0264
1 year | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,113.33	1,129.58
1 year | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,306.76	1,305.22
1 year | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	837	0
1 year | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	831.49	815.8
1 year | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	217,274	248,233
1 year | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,111.45	1,151.49
1 year | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	1,083,877	1,807,950
Average interest rate	0.0081	0.027
2 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,115.45	1,138.82
2 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	1,346.38
2 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
2 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
2 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	1,767,357	1,199,124
Average interest rate	0.0166	0.0256
2 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,160.46	1,111.66
2 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,312.75	1,306.76
2 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	837
2 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	831.49
2 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	26,683	0
2 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
2 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,465.26	0
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	512,608	897,562
Average interest rate	0.01	0.0229
3 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,151.5	1,094.35
3 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,366.3	0
3 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
3 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
3 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	1,277,053	1,764,991
Average interest rate	0.0248	0.0266
3 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,181.36	1,153.15
3 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,321	1,312.75
3 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
3 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	866.14	0
3 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	0	27,336
3 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
3 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	1,465.26
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	620,788	309,882
Average interest rate	0.0107	0.0316
4 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
4 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	166,643	529,202
Average interest rate	0.02	0.0279
4 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,128.3	1,095.73
4 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	0	0
4 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	1,462,964	466,053
Average interest rate	0.0121	0.025
5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	509,940	120,000
Average interest rate	0.0163	0.02
5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,142.05	0
5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,340.64	0
5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	0	0
5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	2,442,692	1,414,570
Average interest rate	0.0114	0.0392
Over 5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
Over 5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	100,000	150,000
Average interest rate	0.0167	0.0167
Over 5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of the hedging instrument	0	0
Over 5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0